Quarterly Holdings Report
for

Fidelity® Series Investment Grade Bond Fund

May 31, 2021

LIG-QTLY-0721
1.873112.112

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.55% 12/1/33 (a)	$8,942,000	$8,636,524
3% 6/30/22	20,000,000	20,499,358
3.8% 12/1/57 (a)	53,998,000	53,174,476
4.3% 2/15/30	15,664,000	17,831,840
4.45% 4/1/24	2,655,000	2,917,962
4.75% 5/15/46	20,994,000	24,526,882
4.9% 6/15/42	3,728,000	4,409,512
5.55% 8/15/41	6,766,000	8,655,932
6.2% 3/15/40	16,798,000	22,197,089
6.3% 1/15/38	40,737,000	55,391,971
Verizon Communications, Inc.:
2.1% 3/22/28	32,783,000	33,213,516
2.55% 3/21/31	30,343,000	30,512,680
2.987% 10/30/56	33,707,000	30,029,760
3% 3/22/27	6,931,000	7,466,214
4.329% 9/21/28	11,520,000	13,240,584
4.5% 8/10/33	17,268,000	20,282,542
4.862% 8/21/46	18,891,000	23,429,456
5.012% 4/15/49	705,000	892,094
		377,308,392
Entertainment - 0.1%
The Walt Disney Co. 2.65% 1/13/31	25,000,000	25,801,331
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	49,397,000	51,334,733
4.908% 7/23/25	28,398,000	32,292,612
5.375% 5/1/47	56,404,000	65,832,736
5.75% 4/1/48	9,412,000	11,501,694
6.484% 10/23/45	26,013,000	34,230,267
Comcast Corp.:
3.9% 3/1/38	5,928,000	6,642,340
4.65% 7/15/42	14,116,000	17,214,493
Discovery Communications LLC:
3.625% 5/15/30	18,602,000	19,879,822
4.65% 5/15/50	50,307,000	55,871,002
Fox Corp.:
3.666% 1/25/22	3,878,000	3,963,505
4.03% 1/25/24	6,818,000	7,413,634
4.709% 1/25/29	9,867,000	11,439,846
5.476% 1/25/39	9,730,000	12,126,268
5.576% 1/25/49	6,456,000	8,248,285
Time Warner Cable LLC:
4% 9/1/21	45,069,000	45,186,867
4.5% 9/15/42	21,984,000	23,734,332
5.5% 9/1/41	15,667,000	18,843,109
5.875% 11/15/40	11,331,000	14,219,299
6.55% 5/1/37	50,619,000	67,149,240
6.75% 6/15/39	13,940,000	19,042,866
7.3% 7/1/38	32,280,000	45,701,644
		571,868,594
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.125% 7/16/22	16,205,000	16,663,804
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	32,520,000	35,749,561
3.875% 4/15/30	47,090,000	51,613,465
4.375% 4/15/40	7,013,000	7,846,215
4.5% 4/15/50	13,777,000	15,590,880
		127,463,925

TOTAL COMMUNICATION SERVICES		1,102,442,242

CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.3%
General Motors Financial Co., Inc.:
3.7% 5/9/23	4,723,000	4,974,608
4.25% 5/15/23	10,018,000	10,699,238
4.375% 9/25/21	44,603,000	45,169,510
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	30,649,000	31,383,036
3.125% 5/12/23 (a)	26,699,000	28,088,516
		120,314,908
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	18,902,000	20,346,189
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	9,188,000	10,207,651
3.6% 7/1/30	10,934,000	12,097,237
4.2% 4/1/50	5,533,000	6,383,110
		28,687,998
Household Durables - 0.0%
Lennar Corp.:
4.75% 11/29/27	2,190,000	2,532,615
5% 6/15/27	2,921,000	3,385,147
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,486,000	2,704,495
4.875% 11/15/25	28,000	31,440
4.875% 3/15/27	8,584,000	9,703,611
		18,357,308
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	11,320,000	11,661,005
3% 11/19/24	25,757,000	27,486,076
		39,147,081
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30	4,077,000	4,796,889
AutoZone, Inc.:
3.625% 4/15/25	6,224,000	6,815,223
4% 4/15/30	28,926,000	32,410,923
Lowe's Companies, Inc. 4.5% 4/15/30	20,756,000	24,247,318
O'Reilly Automotive, Inc. 4.2% 4/1/30	6,418,000	7,315,532
TJX Companies, Inc. 3.75% 4/15/27	23,100,000	25,906,762
		101,492,647

TOTAL CONSUMER DISCRETIONARY		328,346,131

CONSUMER STAPLES - 2.1%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	4,449,000	4,918,767
4.7% 2/1/36	52,011,000	61,913,477
4.9% 2/1/46	67,409,000	80,481,464
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	15,700,000	17,187,166
4.35% 6/1/40	15,700,000	17,920,399
4.5% 6/1/50	20,000,000	22,945,827
4.6% 6/1/60	15,700,000	18,050,002
4.75% 4/15/58	32,390,000	37,826,569
5.45% 1/23/39	25,203,000	31,916,327
5.55% 1/23/49	57,590,000	75,280,590
5.8% 1/23/59 (Reg. S)	61,052,000	82,922,778
		451,363,366
Food & Staples Retailing - 0.3%
Sysco Corp.:
3.25% 7/15/27	13,314,000	14,478,749
3.3% 2/15/50	16,790,000	16,334,425
5.65% 4/1/25	14,459,000	16,875,628
5.95% 4/1/30	29,689,000	37,817,790
6.6% 4/1/50	27,580,000	41,453,092
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	1,039,000	1,047,881
		128,007,565
Food Products - 0.0%
General Mills, Inc. 2.875% 4/15/30	3,825,000	4,001,662
Tobacco - 0.7%
Altria Group, Inc.:
4.25% 8/9/42	26,130,000	26,687,175
4.5% 5/2/43	17,568,000	18,383,130
4.8% 2/14/29	4,818,000	5,516,703
5.375% 1/31/44	15,947,000	18,446,800
5.95% 2/14/49	6,241,000	7,660,448
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	56,649,000	58,283,927
4.25% 7/21/25 (a)	25,864,000	28,520,843
Reynolds American, Inc.:
4.45% 6/12/25	12,732,000	14,156,165
5.7% 8/15/35	6,607,000	7,803,939
5.85% 8/15/45	50,684,000	58,985,551
6.15% 9/15/43	11,136,000	13,552,026
7.25% 6/15/37	15,680,000	20,559,317
		278,556,024

TOTAL CONSUMER STAPLES		861,928,617

ENERGY - 4.3%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	789,000	874,241
4.85% 11/15/35	11,266,000	12,965,120
		13,839,361
Oil, Gas & Consumable Fuels - 4.3%
Canadian Natural Resources Ltd.:
3.45% 11/15/21	1,429,000	1,438,243
5.85% 2/1/35	12,899,000	16,164,527
Cenovus Energy, Inc. 4.25% 4/15/27	34,405,000	38,146,023
Columbia Pipeline Group, Inc. 4.5% 6/1/25	7,777,000	8,772,367
DCP Midstream Operating LP:
3.875% 3/15/23	40,552,000	42,092,976
4.75% 9/30/21 (a)	22,381,000	22,436,953
5.6% 4/1/44	1,458,000	1,523,931
5.85% 5/21/43 (a)(b)	2,410,000	2,205,150
6.45% 11/3/36 (a)	7,882,000	8,982,170
6.75% 9/15/37 (a)	2,991,000	3,506,948
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	16,015,000	17,271,377
Enable Midstream Partners LP 3.9% 5/15/24 (b)	7,783,000	8,327,889
Enbridge Energy Partners LP 4.2% 9/15/21	26,168,000	26,204,924
Enbridge, Inc.:
4% 10/1/23	15,502,000	16,583,152
4.25% 12/1/26	9,000,000	10,136,116
Energy Transfer LP:
3.75% 5/15/30	13,654,000	14,533,242
4.2% 9/15/23	6,601,000	7,073,839
4.25% 3/15/23	5,605,000	5,901,224
4.5% 4/15/24	6,788,000	7,438,092
4.95% 6/15/28	22,521,000	25,779,002
5% 5/15/50	30,525,000	33,713,959
5.25% 4/15/29	11,043,000	12,864,049
5.4% 10/1/47	7,311,000	8,296,322
5.8% 6/15/38	12,558,000	14,959,153
6% 6/15/48	8,178,000	9,896,295
6.25% 4/15/49	7,585,000	9,466,686
Exxon Mobil Corp. 3.482% 3/19/30	71,930,000	79,552,267
Hess Corp.:
4.3% 4/1/27	5,092,000	5,668,172
5.6% 2/15/41	7,816,000	9,418,265
5.8% 4/1/47	19,267,000	24,108,446
7.125% 3/15/33	5,555,000	7,420,100
7.3% 8/15/31	7,267,000	9,665,501
7.875% 10/1/29	2,497,000	3,364,267
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	9,052,000	9,439,838
5% 10/1/21	14,216,000	14,270,490
6.55% 9/15/40	2,324,000	3,165,113
Kinder Morgan, Inc. 5.55% 6/1/45	13,098,000	16,165,787
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.2854% 9/9/22 (b)(c)	13,630,000	13,638,314
4.5% 7/15/23	9,847,000	10,552,934
4.8% 2/15/29	5,907,000	6,847,495
4.875% 12/1/24	15,019,000	16,943,325
5.5% 2/15/49	17,721,000	21,887,654
Occidental Petroleum Corp.:
2.9% 8/15/24	25,222,000	25,158,945
3.2% 8/15/26	3,393,000	3,270,004
3.5% 8/15/29	10,687,000	10,019,063
4.3% 8/15/39	1,558,000	1,332,090
4.4% 8/15/49	1,559,000	1,309,560
5.55% 3/15/26	28,220,000	30,124,850
6.45% 9/15/36	24,570,000	27,676,139
6.6% 3/15/46	53,949,000	59,008,877
7.5% 5/1/31	40,626,000	48,320,971
Ovintiv, Inc. 8.125% 9/15/30	2,868,000	3,903,809
Petroleos Mexicanos:
4.5% 1/23/26	20,014,000	20,508,346
5.95% 1/28/31	5,726,000	5,568,535
6.35% 2/12/48	13,566,000	11,427,659
6.49% 1/23/27	38,273,000	40,862,168
6.5% 3/13/27	37,289,000	39,813,838
6.75% 9/21/47	95,358,000	84,267,865
6.84% 1/23/30	147,293,000	152,284,760
6.95% 1/28/60	19,817,000	17,409,235
7.69% 1/23/50	124,733,000	120,117,879
Phillips 66 Co.:
3.7% 4/6/23	2,495,000	2,639,314
3.85% 4/9/25	3,215,000	3,546,439
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	7,628,000	7,916,722
3.6% 11/1/24	6,687,000	7,193,205
3.65% 6/1/22	27,720,000	28,336,867
3.85% 10/15/23	25,000,000	26,465,977
4.65% 10/15/25	23,040,000	25,777,201
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	10,960,000	11,250,971
Sabine Pass Liquefaction LLC 4.5% 5/15/30	42,700,000	48,402,372
The Williams Companies, Inc.:
3.5% 11/15/30	45,511,000	48,773,669
3.7% 1/15/23	18,610,000	19,391,879
3.9% 1/15/25	6,023,000	6,607,701
4.3% 3/4/24	18,081,000	19,772,411
4.5% 11/15/23	8,697,000	9,454,632
4.55% 6/24/24	90,947,000	100,635,457
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	5,447,000	5,784,379
3.95% 5/15/50	17,552,000	18,387,338
Valero Energy Corp.:
2.7% 4/15/23	8,736,000	9,086,196
2.85% 4/15/25	5,025,000	5,332,136
Western Gas Partners LP:
3.95% 6/1/25	5,006,000	5,193,725
4.65% 7/1/26	8,954,000	9,547,471
4.75% 8/15/28	6,312,000	6,762,109
		1,754,465,341

TOTAL ENERGY		1,768,304,702

FINANCIALS - 15.3%
Banks - 6.1%
Bank of America Corp.:
3.004% 12/20/23 (b)	101,991,000	106,122,407
3.3% 1/11/23	24,341,000	25,525,880
3.419% 12/20/28 (b)	32,593,000	35,608,527
3.5% 4/19/26	28,726,000	31,859,999
3.864% 7/23/24 (b)	7,284,000	7,798,178
3.95% 4/21/25	43,026,000	47,496,910
4% 1/22/25	14,494,000	15,989,463
4.1% 7/24/23	35,942,000	38,824,241
4.183% 11/25/27	3,728,000	4,192,362
4.2% 8/26/24	41,416,000	45,789,165
4.25% 10/22/26	45,120,000	51,395,295
4.45% 3/3/26	10,553,000	12,033,815
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 0.9183% 7/20/22 (a)(b)(c)	4,154,000	4,186,061
Barclays Bank PLC 10.179% 6/12/21 (a)	945,000	947,542
Barclays PLC:
2.852% 5/7/26 (b)	42,733,000	45,283,861
4.375% 1/12/26	34,752,000	39,123,112
4.836% 5/9/28	3,148,000	3,531,521
5.088% 6/20/30 (b)	44,892,000	51,716,347
5.2% 5/12/26	41,312,000	47,209,701
BNP Paribas SA 2.219% 6/9/26 (a)(b)	40,110,000	41,489,182
BPCE SA 4.875% 4/1/26 (a)	3,984,000	4,519,133
CIT Group, Inc. 3.929% 6/19/24 (b)	6,715,000	7,112,864
Citigroup, Inc.:
2.7% 10/27/22	17,775,000	18,341,226
2.75% 4/25/22	25,000,000	25,509,388
2.9% 12/8/21	20,972,000	21,218,621
3.142% 1/24/23 (b)	22,396,000	22,800,418
3.352% 4/24/25 (b)	27,281,000	29,304,754
4.05% 7/30/22	11,452,000	11,942,621
4.075% 4/23/29 (b)	14,005,000	15,784,199
4.125% 7/25/28	3,728,000	4,194,507
4.3% 11/20/26	9,646,000	10,934,238
4.4% 6/10/25	71,128,000	79,774,009
4.412% 3/31/31 (b)	57,587,000	66,218,092
4.45% 9/29/27	48,296,000	55,277,955
4.5% 1/14/22	1,723,000	1,768,392
4.6% 3/9/26	10,087,000	11,573,081
5.3% 5/6/44	5,127,000	6,638,286
5.5% 9/13/25	18,506,000	21,763,154
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	32,329,000	31,985,069
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	14,950,000	15,618,824
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	40,643,000	42,392,182
Discover Bank 4.2% 8/8/23	35,498,000	38,400,684
HSBC Holdings PLC:
4.25% 3/14/24	12,994,000	14,187,069
4.95% 3/31/30	7,768,000	9,205,136
5.25% 3/14/44	560,000	703,864
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,267,000	7,924,314
5.71% 1/15/26 (a)	66,519,000	75,266,112
JPMorgan Chase & Co.:
2.739% 10/15/30 (b)	55,000,000	56,948,454
2.956% 5/13/31 (b)	23,105,000	23,975,327
3.25% 9/23/22	53,888,000	55,998,396
3.797% 7/23/24 (b)	69,237,000	74,039,971
3.875% 9/10/24	56,148,000	61,533,456
4.125% 12/15/26	61,839,000	70,170,089
NatWest Markets PLC 2.375% 5/21/23 (a)	46,436,000	48,211,341
Rabobank Nederland 4.375% 8/4/25	42,555,000	47,479,012
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	24,822,000	26,158,116
4.8% 4/5/26	20,881,000	24,011,104
5.125% 5/28/24	55,246,000	61,840,734
6% 12/19/23	48,200,000	54,305,510
6.1% 6/10/23	47,686,000	52,617,581
6.125% 12/15/22	83,360,000	90,127,922
Societe Generale:
1.488% 12/14/26 (a)(b)	51,731,000	51,451,963
4.25% 4/14/25 (a)	3,837,000	4,186,384
Synchrony Bank 3% 6/15/22	2,150,000	2,204,195
UniCredit SpA 6.572% 1/14/22 (a)	29,947,000	31,019,501
Wells Fargo & Co.:
2.406% 10/30/25 (b)	24,506,000	25,772,903
3.196% 6/17/27 (b)	34,559,000	37,563,966
4.478% 4/4/31 (b)	77,500,000	90,246,218
5.013% 4/4/51 (b)	114,738,000	151,397,291
Westpac Banking Corp. 4.11% 7/24/34 (b)	20,547,000	22,323,494
		2,470,064,689
Capital Markets - 4.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	30,803,000	33,555,119
4.25% 2/15/24	24,489,000	26,770,647
Ares Capital Corp.:
3.875% 1/15/26	65,900,000	70,568,953
4.2% 6/10/24	48,934,000	52,715,285
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	58,126,000	60,759,396
3.75% 3/26/25	31,994,000	34,760,340
3.8% 6/9/23	46,298,000	49,173,174
3.869% 1/12/29 (a)(b)	19,608,000	21,381,552
4.194% 4/1/31 (a)(b)	52,365,000	58,239,142
4.55% 4/17/26	1,588,000	1,800,275
Deutsche Bank AG 4.5% 4/1/25	70,869,000	76,908,673
Deutsche Bank AG New York Branch:
3.3% 11/16/22	50,117,000	52,049,400
4.1% 1/13/26	4,496,000	4,953,261
5% 2/14/22	49,324,000	50,881,083
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	164,410,000	166,125,041
3.2% 2/23/23	87,089,000	91,169,980
3.272% 9/29/25 (b)	104,473,000	112,671,044
3.8% 3/15/30	82,860,000	92,317,939
4.25% 10/21/25	32,884,000	36,976,237
6.75% 10/1/37	31,825,000	45,389,695
Moody's Corp.:
3.25% 1/15/28	12,370,000	13,363,950
4.875% 2/15/24	11,615,000	12,823,487
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1138% 7/22/22 (b)(c)	1,907,000	1,909,342
3.125% 1/23/23	54,983,000	57,521,813
3.125% 7/27/26	7,974,000	8,681,234
3.622% 4/1/31 (b)	54,679,000	60,211,882
3.625% 1/20/27	8,956,000	9,974,759
3.737% 4/24/24 (b)	163,561,000	173,685,298
3.75% 2/25/23	55,561,000	58,832,282
3.875% 4/29/24	2,362,000	2,577,927
4.1% 5/22/23	24,196,000	25,887,129
4.431% 1/23/30 (b)	23,749,000	27,577,134
4.875% 11/1/22	45,005,000	47,791,309
5% 11/24/25	50,969,000	59,122,426
State Street Corp. 2.825% 3/30/23 (b)	3,707,000	3,786,478
UBS Group AG 4.125% 9/24/25 (a)	27,816,000	31,199,556
		1,734,112,242
Consumer Finance - 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	33,555,000	35,100,354
3.5% 5/26/22	1,802,000	1,848,800
4.125% 7/3/23	23,327,000	24,731,580
4.45% 4/3/26	16,892,000	18,547,548
4.875% 1/16/24	27,051,000	29,514,624
6.5% 7/15/25	19,270,000	22,574,661
Ally Financial, Inc.:
1.45% 10/2/23	11,838,000	12,025,369
3.05% 6/5/23	50,233,000	52,525,132
4.625% 3/30/25	10,429,000	11,737,700
5.125% 9/30/24	11,402,000	12,903,806
5.8% 5/1/25	27,438,000	32,061,247
8% 11/1/31	13,840,000	19,549,600
Capital One Financial Corp.:
2.6% 5/11/23	39,980,000	41,618,003
3.65% 5/11/27	72,123,000	80,192,797
3.8% 1/31/28	34,796,000	38,996,280
Discover Financial Services:
3.75% 3/4/25	20,000,000	21,847,322
3.85% 11/21/22	39,487,000	41,426,370
3.95% 11/6/24	17,423,000	19,119,632
4.1% 2/9/27	1,920,000	2,155,292
4.5% 1/30/26	25,399,000	28,807,627
5.2% 4/27/22	17,870,000	18,628,826
Ford Motor Credit Co. LLC:
4.063% 11/1/24	101,625,000	107,439,983
5.584% 3/18/24	33,908,000	37,024,484
5.596% 1/7/22	32,750,000	33,557,124
Synchrony Financial:
2.85% 7/25/22	8,438,000	8,641,152
3.75% 8/15/21	12,933,000	12,948,925
3.95% 12/1/27	42,034,000	46,440,036
4.25% 8/15/24	36,929,000	40,465,287
4.375% 3/19/24	29,366,000	32,185,762
5.15% 3/19/29	45,267,000	52,555,132
Toyota Motor Credit Corp. 2.9% 3/30/23	42,183,000	44,216,998
		981,387,453
Diversified Financial Services - 0.7%
Brixmor Operating Partnership LP:
3.25% 9/15/23	36,362,000	38,330,038
3.85% 2/1/25	22,346,000	24,322,958
4.05% 7/1/30	26,564,000	29,246,334
4.125% 6/15/26	25,594,000	28,612,660
4.125% 5/15/29	28,249,000	31,250,121
Equitable Holdings, Inc. 3.9% 4/20/23	3,740,000	3,965,624
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	33,993,000	37,364,435
Pine Street Trust I 4.572% 2/15/29 (a)	31,229,000	35,366,814
Pine Street Trust II 5.568% 2/15/49 (a)	31,271,000	39,349,273
Voya Financial, Inc. 3.125% 7/15/24	15,086,000	16,138,108
		283,946,365
Insurance - 1.8%
AIA Group Ltd.:
3.2% 9/16/40 (a)	18,698,000	18,598,749
3.375% 4/7/30 (a)	39,186,000	42,139,894
American International Group, Inc.:
2.5% 6/30/25	63,800,000	67,457,186
3.4% 6/30/30	63,800,000	68,901,400
3.875% 1/15/35	29,736,000	32,796,889
4.875% 6/1/22	27,610,000	28,870,630
Five Corners Funding Trust II 2.85% 5/15/30 (a)	50,958,000	52,901,207
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	24,484,000	28,333,644
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	21,405,000	24,941,760
4.75% 3/15/39	9,822,000	12,254,885
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	37,673,000	37,675,556
MetLife, Inc. 3.048% 12/15/22 (b)	21,302,000	22,161,054
Metropolitan Life Global Funding I 3% 1/10/23 (a)	15,204,000	15,853,216
Pacific LifeCorp 5.125% 1/30/43 (a)	32,228,000	39,287,951
Pricoa Global Funding I 5.375% 5/15/45 (b)	28,973,000	32,058,074
Prudential Financial, Inc.:
3.935% 12/7/49	13,921,000	15,570,202
4.5% 11/16/21	695,000	708,486
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	12,400,000	13,992,780
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	29,603,000	36,715,082
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	10,865,000	12,036,559
Unum Group:
3.875% 11/5/25	25,368,000	27,910,034
4% 6/15/29	24,228,000	26,714,961
4.5% 3/15/25	37,120,000	41,642,173
5.75% 8/15/42	41,569,000	50,226,717
		749,749,089

TOTAL FINANCIALS		6,219,259,838

HEALTH CARE - 1.6%
Biotechnology - 0.1%
AbbVie, Inc.:
3.25% 10/1/22	15,000,000	15,469,415
3.45% 3/15/22	25,461,000	25,965,793
		41,435,208
Health Care Providers & Services - 0.7%
Anthem, Inc. 3.3% 1/15/23	23,355,000	24,452,289
Centene Corp.:
3.375% 2/15/30	21,905,000	22,124,050
4.25% 12/15/27	25,155,000	26,412,750
4.625% 12/15/29	39,085,000	42,189,522
Cigna Corp.:
3.05% 10/15/27	17,500,000	18,915,189
4.375% 10/15/28	32,914,000	37,976,438
4.8% 8/15/38	20,493,000	24,823,384
4.9% 12/15/48	20,474,000	25,506,421
CVS Health Corp.:
3% 8/15/26	3,494,000	3,792,191
3.625% 4/1/27	9,782,000	10,848,513
3.7% 3/9/23	1,849,000	1,954,715
4.78% 3/25/38	33,481,000	39,866,569
HCA Holdings, Inc. 4.75% 5/1/23	75,000	80,864
Toledo Hospital 5.325% 11/15/28	11,480,000	13,284,566
		292,227,461
Pharmaceuticals - 0.8%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	46,388,000	51,978,298
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	5,485,000	5,522,956
5.272% 8/28/23 (b)	17,308,000	18,698,871
5.9% 8/28/28 (b)	7,291,000	8,384,650
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	50,000,000	52,497,764
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	4,897,000	4,884,758
2.8% 7/21/23	15,491,000	15,355,454
Utah Acquisition Sub, Inc.:
3.15% 6/15/21	26,969,000	26,996,344
3.95% 6/15/26	38,227,000	42,287,068
Viatris, Inc.:
1.125% 6/22/22 (a)	16,006,000	16,113,901
1.65% 6/22/25 (a)	5,144,000	5,222,959
2.7% 6/22/30 (a)	26,152,000	26,079,760
3.85% 6/22/40 (a)	11,393,000	11,765,438
4% 6/22/50 (a)	19,674,000	19,934,471
Zoetis, Inc. 3.25% 2/1/23	33,824,000	35,198,074
		340,920,766

TOTAL HEALTH CARE		674,583,435

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	15,580,000	17,078,538
BAE Systems PLC 3.4% 4/15/30 (a)	11,875,000	12,725,057
The Boeing Co.:
5.04% 5/1/27	15,531,000	17,904,375
5.15% 5/1/30	15,531,000	18,179,801
5.705% 5/1/40	15,530,000	19,332,889
5.805% 5/1/50	15,500,000	19,935,230
5.93% 5/1/60	15,530,000	20,189,639
		125,345,529
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	5,745,000	6,238,915
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	7,478,000	7,678,944
3% 9/15/23	5,123,000	5,363,851
3.375% 7/1/25	33,735,000	36,218,243
4.25% 2/1/24	30,862,000	33,528,135
4.25% 9/15/24	21,001,000	22,978,245
		105,767,418
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	11,478,000	12,221,813
4.25% 4/15/26 (a)	8,740,000	9,400,134
4.375% 5/1/26 (a)	25,641,000	27,640,710
5.25% 5/15/24 (a)	20,991,000	23,049,337
		72,311,994

TOTAL INDUSTRIALS		309,663,856

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	24,109,000	26,237,845
5.85% 7/15/25 (a)	6,711,000	7,863,096
6.02% 6/15/26 (a)	8,322,000	9,921,113
6.1% 7/15/27 (a)	12,320,000	15,117,975
6.2% 7/15/30 (a)	10,663,000	13,356,473
		72,496,502
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.:
1.95% 2/15/28 (a)	8,829,000	8,748,691
2.45% 2/15/31 (a)	75,132,000	72,153,347
2.6% 2/15/33 (a)	75,132,000	71,535,397
3.5% 2/15/41 (a)	60,671,000	58,674,765
3.75% 2/15/51 (a)	28,473,000	27,666,945
Micron Technology, Inc. 2.497% 4/24/23	36,826,000	38,171,474
		276,950,619
Software - 0.5%
Oracle Corp.:
1.65% 3/25/26	35,590,000	36,057,837
2.3% 3/25/28	56,229,000	57,424,144
2.8% 4/1/27	31,398,000	33,367,272
2.875% 3/25/31	59,040,000	60,482,092
3.6% 4/1/40	31,590,000	32,171,943
		219,503,288
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	1,713,000	1,794,224

TOTAL INFORMATION TECHNOLOGY		570,744,633

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	22,618,000	27,135,476
Boston Properties, Inc.:
3.25% 1/30/31	20,338,000	21,336,392
3.85% 2/1/23	10,817,000	11,329,233
4.5% 12/1/28	20,395,000	23,471,111
Corporate Office Properties LP:
2.25% 3/15/26	8,922,000	9,163,377
2.75% 4/15/31	6,692,000	6,574,234
5% 7/1/25	17,769,000	20,095,402
Duke Realty LP:
3.25% 6/30/26	318,000	345,248
3.625% 4/15/23	23,763,000	24,892,537
3.75% 12/1/24	9,068,000	9,914,760
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	7,500,000	7,825,221
3.5% 8/1/26	7,811,000	8,612,169
Healthpeak Properties, Inc.:
3.25% 7/15/26	3,144,000	3,420,195
3.5% 7/15/29	3,594,000	3,925,201
Hudson Pacific Properties LP 4.65% 4/1/29	42,373,000	48,144,355
Lexington Corporate Properties Trust:
2.7% 9/15/30	9,405,000	9,395,016
4.4% 6/15/24	8,452,000	9,177,930
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	28,913,000	28,251,170
3.625% 10/1/29	33,134,000	34,647,648
4.375% 8/1/23	6,684,000	7,150,123
4.5% 1/15/25	14,849,000	16,236,241
4.5% 4/1/27	74,033,000	82,153,770
4.75% 1/15/28	36,570,000	40,877,729
4.95% 4/1/24	7,995,000	8,716,471
5.25% 1/15/26	31,863,000	36,392,190
Realty Income Corp. 3.25% 1/15/31	5,362,000	5,732,251
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,977,000	6,433,974
5% 12/15/23	4,492,000	4,856,629
Retail Properties America, Inc.:
4% 3/15/25	32,398,000	34,559,525
4.75% 9/15/30	50,933,000	55,466,053
Simon Property Group LP:
2.45% 9/13/29	8,537,000	8,668,436
3.375% 12/1/27	17,457,000	19,002,037
SITE Centers Corp.:
3.625% 2/1/25	13,207,000	13,877,459
4.25% 2/1/26	16,356,000	17,708,821
Store Capital Corp.:
2.75% 11/18/30	10,084,000	9,991,048
4.625% 3/15/29	9,743,000	10,993,554
Ventas Realty LP:
3% 1/15/30	43,597,000	45,112,075
3.125% 6/15/23	6,954,000	7,262,370
3.5% 2/1/25	8,762,000	9,499,084
4% 3/1/28	12,591,000	14,036,557
4.125% 1/15/26	8,982,000	10,061,432
4.75% 11/15/30	53,358,000	62,725,629
VEREIT Operating Partnership LP:
2.2% 6/15/28	4,085,000	4,103,873
2.85% 12/15/32	5,025,000	5,118,853
3.4% 1/15/28	8,338,000	9,006,413
Vornado Realty LP 2.15% 6/1/26	10,254,000	10,342,562
Weingarten Realty Investors 3.375% 10/15/22	4,880,000	5,036,193
WP Carey, Inc.:
3.85% 7/15/29	7,008,000	7,658,942
4% 2/1/25	32,062,000	34,922,301
4.6% 4/1/24	2,875,000	3,155,002
		914,514,272
Real Estate Management & Development - 0.7%
Brandywine Operating Partnership LP:
3.95% 2/15/23	34,906,000	36,536,548
3.95% 11/15/27	24,749,000	26,816,035
4.1% 10/1/24	30,631,000	33,301,574
4.55% 10/1/29	31,499,000	34,732,772
CBRE Group, Inc.:
2.5% 4/1/31	30,503,000	30,287,445
4.875% 3/1/26	4,233,000	4,910,635
Essex Portfolio LP 3.875% 5/1/24	1,038,000	1,124,580
Mack-Cali Realty LP:
3.15% 5/15/23	43,093,000	45,120,655
4.5% 4/18/22	7,492,000	7,677,340
Mid-America Apartments LP 4% 11/15/25	447,000	496,659
Post Apartment Homes LP 3.375% 12/1/22	4,831,000	5,004,030
Tanger Properties LP:
3.125% 9/1/26	16,163,000	16,875,438
3.75% 12/1/24	20,842,000	22,355,323
3.875% 12/1/23	4,546,000	4,821,000
3.875% 7/15/27	8,715,000	9,305,787
		279,365,821

TOTAL REAL ESTATE		1,193,880,093

UTILITIES - 1.4%
Electric Utilities - 0.7%
American Electric Power Co., Inc. 2.95% 12/15/22	9,568,000	9,888,949
Cleco Corporate Holdings LLC 3.375% 9/15/29	19,437,000	19,880,085
Duke Energy Corp. 2.45% 6/1/30	14,856,000	14,822,145
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	7,078,000	6,861,205
5.9% 12/1/21 (a)	17,215,000	17,646,010
Entergy Corp. 2.8% 6/15/30	15,246,000	15,582,691
Eversource Energy 2.8% 5/1/23	32,099,000	33,325,556
Exelon Corp.:
4.05% 4/15/30	9,268,000	10,384,340
4.7% 4/15/50	4,127,000	5,012,980
FirstEnergy Corp.:
4.75% 3/15/23	68,802,000	72,634,271
7.375% 11/15/31	31,029,000	41,326,905
IPALCO Enterprises, Inc. 3.7% 9/1/24	11,464,000	12,380,745
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	16,227,007
		275,972,889
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	6,090,000	7,408,104
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.7% 6/15/21	6,375,000	6,379,899
3.55% 6/15/26	9,377,000	10,246,914
The AES Corp.:
3.3% 7/15/25 (a)	45,861,000	48,923,139
3.95% 7/15/30 (a)	39,983,000	43,169,645
		108,719,597
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	4,303,000	4,667,077
NiSource, Inc.:
2.95% 9/1/29	47,860,000	50,109,191
5.8% 2/1/42	11,523,000	15,139,684
5.95% 6/15/41	17,565,000	23,601,498
Puget Energy, Inc.:
4.1% 6/15/30	17,963,000	19,813,639
5.625% 7/15/22	1,783,000	1,865,468
6% 9/1/21	28,119,000	28,509,173
Sempra Energy:
2.875% 10/1/22	9,886,000	10,140,995
6% 10/15/39	1,481,000	2,018,090
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2684% 5/15/67 (b)(c)	14,096,000	13,073,504
		168,938,319

TOTAL UTILITIES		561,038,909

TOTAL NONCONVERTIBLE BONDS
(Cost $12,579,567,537)		13,590,192,456

U.S. Government and Government Agency Obligations - 36.5%
U.S. Treasury Inflation-Protected Obligations - 1.4%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50	$112,590,000	$126,005,011
0.75% 2/15/45	119,075,800	160,284,835
0.875% 2/15/47	68,070,700	92,892,842
1% 2/15/46	26,406,300	37,398,428
1% 2/15/49	59,090,000	80,690,904
1.375% 2/15/44	1,683,000	2,574,005
U.S. Treasury Inflation-Indexed Notes 0.125% 7/15/30	43,540,000	49,662,754

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		549,508,779

U.S. Treasury Obligations - 35.1%
U.S. Treasury Bonds:
2.375% 5/15/51	1,847,879,000	1,883,681,635
2.875% 5/15/49	264,876,000	298,681,038
3% 2/15/47	647,997,000	740,159,384
U.S. Treasury Notes:
0.125% 1/31/23	1,254,700,000	1,254,700,000
0.25% 5/15/24	683,749,000	682,680,642
0.25% 7/31/25	780,659,000	769,193,071
0.25% 9/30/25	206,099,000	202,564,724
0.375% 12/31/25	914,223,000	900,188,251
0.375% 1/31/26	520,980,000	512,208,812
0.75% 3/31/26	784,914,000	784,055,500
0.75% 4/30/26 (d)	1,332,810,000	1,330,310,981
1.125% 2/15/31 (d)	505,051,000	483,507,418
1.25% 4/30/28	1,779,973,000	1,779,416,758
1.25% 5/31/28	1,552,131,000	1,551,160,918
1.625% 5/15/31	270,900,000	271,407,938
2.125% 7/31/24	24,323,300	25,676,284
2.125% 11/30/24	379,473,000	401,678,098
2.25% 4/30/24	30,464,300	32,191,007
2.25% 12/31/24	175,486,000	186,673,233
2.75% 6/30/25	207,274,300	225,459,382

TOTAL U.S. TREASURY OBLIGATIONS		14,315,595,074

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $14,909,017,005)		14,865,103,853

U.S. Government Agency - Mortgage Securities - 16.3%
Fannie Mae - 3.9%
12 month U.S. LIBOR + 1.360% 1.981% 10/1/35 (b)(c)	28,257	29,467
12 month U.S. LIBOR + 1.440% 1.779% 4/1/37 (b)(c)	74,610	78,267
12 month U.S. LIBOR + 1.460% 2.017% 1/1/35 (b)(c)	57,502	60,206
12 month U.S. LIBOR + 1.480% 2.423% 7/1/34 (b)(c)	27,926	29,184
12 month U.S. LIBOR + 1.530% 1.91% 3/1/36 (b)(c)	3,135	3,294
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (b)(c)	44,990	47,343
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (b)(c)	52,356	55,181
12 month U.S. LIBOR + 1.620% 2.108% 3/1/33 (b)(c)	76,817	80,249
12 month U.S. LIBOR + 1.620% 2.383% 5/1/36 (b)(c)	161,287	169,612
12 month U.S. LIBOR + 1.630% 2.156% 9/1/36 (b)(c)	66,629	70,184
12 month U.S. LIBOR + 1.630% 2.283% 5/1/35 (b)(c)	155,318	162,861
12 month U.S. LIBOR + 1.640% 2.096% 6/1/47 (b)(c)	112,504	119,672
12 month U.S. LIBOR + 1.670% 2.223% 11/1/36 (b)(c)	129,939	136,696
12 month U.S. LIBOR + 1.670% 2.235% 7/1/43 (b)(c)	97,597	102,344
12 month U.S. LIBOR + 1.680% 1.935% 4/1/36 (b)(c)	6,843	7,206
12 month U.S. LIBOR + 1.700% 2.284% 6/1/42 (b)(c)	427,089	447,707
12 month U.S. LIBOR + 1.710% 2.377% 8/1/35 (b)(c)	10,432	10,997
12 month U.S. LIBOR + 1.730% 2.126% 3/1/40 (b)(c)	133,516	140,885
12 month U.S. LIBOR + 1.730% 2.408% 5/1/36 (b)(c)	81,987	86,509
12 month U.S. LIBOR + 1.750% 2.241% 7/1/35 (b)(c)	59,984	63,131
12 month U.S. LIBOR + 1.750% 2.411% 8/1/41 (b)(c)	143,398	151,249
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (b)(c)	236,605	249,206
12 month U.S. LIBOR + 1.800% 2.385% 12/1/40 (b)(c)	3,700,761	3,917,672
12 month U.S. LIBOR + 1.800% 2.702% 7/1/41 (b)(c)	361,295	380,399
12 month U.S. LIBOR + 1.810% 2.185% 12/1/39 (b)(c)	79,613	84,167
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (b)(c)	201,028	212,195
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (b)(c)	240,617	254,509
12 month U.S. LIBOR + 1.810% 2.7% 7/1/41 (b)(c)	364,110	384,931
12 month U.S. LIBOR + 1.820% 2.2% 2/1/35 (b)(c)	19,934	21,081
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (b)(c)	131,514	135,594
12 month U.S. LIBOR + 1.950% 2.519% 9/1/36 (b)(c)	56,180	58,874
12 month U.S. LIBOR + 1.950% 2.806% 7/1/37 (b)(c)	57,030	60,708
6 month U.S. LIBOR + 1.470% 1.725% 10/1/33 (b)(c)	16,973	17,628
6 month U.S. LIBOR + 1.500% 1.755% 1/1/35 (b)(c)	163,323	170,023
6 month U.S. LIBOR + 1.510% 1.76% 2/1/33 (b)(c)	7,878	8,177
6 month U.S. LIBOR + 1.530% 1.785% 12/1/34 (b)(c)	48,200	50,209
6 month U.S. LIBOR + 1.530% 1.785% 3/1/35 (b)(c)	48,158	50,204
6 month U.S. LIBOR + 1.550% 1.8% 10/1/33 (b)(c)	18,041	18,772
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (b)(c)	31,239	32,621
6 month U.S. LIBOR + 1.740% 1.99% 12/1/34 (b)(c)	2,687	2,816
6 month U.S. LIBOR + 1.960% 2.21% 9/1/35 (b)(c)	35,408	37,385
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (b)(c)	38,284	40,505
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (b)(c)	152,282	160,499
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.536% 12/1/33 (b)(c)	405,384	426,359
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (b)(c)	94,585	99,566
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.624% 5/1/35 (b)(c)	25,419	26,861
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.697% 7/1/34 (b)(c)	191,095	201,282
2.5% 4/1/31 to 10/1/50	164,434,082	171,710,549
3% 7/1/27 to 8/1/50 (e)(f)(g)(h)	600,979,042	635,685,597
3.4% 7/1/42 to 9/1/42	68,446	73,555
3.5% 7/1/32 to 5/1/50	284,898,347	306,389,001
3.65% 5/1/42 to 8/1/42	21,887	23,750
3.9% 4/1/42	6,075	6,680
4% 11/1/31 to 7/1/48	213,423,535	232,878,381
4.25% 11/1/41	17,555	19,350
4.5% to 4.5% 12/1/23 to 9/1/49	180,479,671	198,550,560
5% 1/1/22 to 2/1/49	20,283,116	22,915,096
5.26% 8/1/41 (b)	2,162,910	2,452,351
5.5% 9/1/21 to 9/1/24	31,502	32,153
6% to 6% 6/1/21 to 1/1/42	9,995,623	11,868,913
6.5% 2/1/22 to 5/1/38	7,029,727	8,151,954
6.594% 2/1/39 (b)	1,446,632	1,607,615
7% to 7% 12/1/22 to 7/1/37	1,345,269	1,548,686
7.5% to 7.5% 9/1/22 to 9/1/32	628,698	716,890
8% 8/1/29 to 3/1/37	27,141	33,103
8.5% 2/1/22 to 9/1/25	517	556
9% 10/1/30	6,768	8,040

TOTAL FANNIE MAE		1,603,827,267

Freddie Mac - 2.7%
12 month U.S. LIBOR + 1.320% 1.7% 1/1/36 (b)(c)	55,886	58,206
12 month U.S. LIBOR + 1.370% 1.812% 3/1/36 (b)(c)	271,481	283,698
12 month U.S. LIBOR + 1.500% 1.91% 3/1/36 (b)(c)	172,494	181,058
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (b)(c)	40,794	42,784
12 month U.S. LIBOR + 1.750% 2.179% 12/1/40 (b)(c)	1,917,631	2,024,955
12 month U.S. LIBOR + 1.750% 2.328% 9/1/41 (b)(c)	642,309	677,470
12 month U.S. LIBOR + 1.750% 2.597% 7/1/41 (b)(c)	449,428	473,943
12 month U.S. LIBOR + 1.790% 2.168% 4/1/37 (b)(c)	17,262	18,273
12 month U.S. LIBOR + 1.860% 2.114% 4/1/36 (b)(c)	75,932	80,333
12 month U.S. LIBOR + 1.880% 2.178% 4/1/41 (b)(c)	153,180	161,932
12 month U.S. LIBOR + 1.880% 2.481% 9/1/41 (b)(c)	290,660	306,582
12 month U.S. LIBOR + 1.890% 2.536% 10/1/42 (b)(c)	234,798	248,935
12 month U.S. LIBOR + 1.910% 2.466% 5/1/41 (b)(c)	535,152	566,692
12 month U.S. LIBOR + 1.910% 2.64% 5/1/41 (b)(c)	444,150	470,310
12 month U.S. LIBOR + 1.910% 2.761% 6/1/41 (b)(c)	569,527	603,059
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (b)(c)	145,777	154,413
12 month U.S. LIBOR + 1.920% 2.92% 6/1/36 (b)(c)	42,095	44,698
12 month U.S. LIBOR + 1.960% 2.851% 6/1/33 (b)(c)	22,457	23,728
12 month U.S. LIBOR + 2.020% 2.32% 4/1/38 (b)(c)	116,027	122,432
12 month U.S. LIBOR + 2.030% 2.567% 3/1/33 (b)(c)	3,971	4,174
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (b)(c)	112,334	119,156
12 month U.S. LIBOR + 2.160% 2.535% 11/1/35 (b)(c)	15,766	16,709
12 month U.S. LIBOR + 2.200% 2.575% 12/1/36 (b)(c)	153,934	163,614
6 month U.S. LIBOR + 1.120% 1.375% 8/1/37 (b)(c)	70,194	72,223
6 month U.S. LIBOR + 1.580% 1.83% 12/1/35 (b)(c)	8,091	8,456
6 month U.S. LIBOR + 1.650% 1.905% 4/1/35 (b)(c)	98,290	102,680
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (b)(c)	24,864	26,143
6 month U.S. LIBOR + 1.840% 2.095% 2/1/37 (b)(c)	35,826	37,786
6 month U.S. LIBOR + 1.880% 2.136% 10/1/36 (b)(c)	245,907	258,316
6 month U.S. LIBOR + 1.990% 2.248% 10/1/35 (b)(c)	90,752	95,528
6 month U.S. LIBOR + 2.020% 2.269% 6/1/37 (b)(c)	81,199	85,647
6 month U.S. LIBOR + 2.680% 2.932% 10/1/35 (b)(c)	44,993	47,594
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.313% 6/1/33 (b)(c)	191,238	201,184
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.369% 1/1/35 (b)(c)	3,855	4,079
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.653% 6/1/33 (b)(c)	328,738	345,241
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.655% 3/1/35 (b)(c)	665,580	702,592
2.5% 5/1/30 to 2/1/35	56,685,715	59,394,931
3% 6/1/31 to 6/1/50	270,453,085	286,255,284
3.5% 1/1/32 to 3/1/48	275,475,700	295,983,569
3.5% 8/1/47	9,642,556	10,302,856
4% 6/1/33 to 6/1/48	273,537,309	298,091,697
4% 4/1/48	176,664	189,159
4.5% 6/1/25 to 12/1/48	90,608,639	99,842,744
5% 7/1/33 to 7/1/41	22,085,794	25,189,687
5.5% 6/1/22	36,199	36,769
6% 12/1/21 to 12/1/37	2,294,263	2,677,978
6.5% 6/1/21 to 9/1/39	3,317,426	3,902,791
7% 3/1/26 to 9/1/36	1,260,047	1,468,575
7.5% 1/1/27 to 7/1/34	113,308	132,150
8% 7/1/24 to 4/1/32	31,803	36,625
8.5% 12/1/22 to 1/1/28	29,181	32,840

TOTAL FREDDIE MAC		1,092,372,278

Ginnie Mae - 5.2%
3.5% 10/20/40 to 5/20/50	181,019,077	194,869,306
4% 7/20/33 to 5/20/49	285,333,395	309,087,726
4.5% 6/20/33 to 5/20/42	47,744,134	53,545,124
5.5% 6/15/33 to 9/15/39	1,898,237	2,202,655
6% to 6% 10/15/30 to 5/15/40	3,888,925	4,557,933
7% to 7% 11/15/22 to 3/15/33	1,937,428	2,240,300
7.5% to 7.5% 2/15/22 to 9/15/31	404,961	450,668
8% 11/15/21 to 11/15/29	89,796	97,991
8.5% to 8.5% 11/15/21 to 1/15/31	29,088	33,851
9% 1/15/23	150	156
9.5% 3/15/23	2	2
2% 3/20/51 to 4/20/51	99,403,150	101,231,135
2% 6/1/51 (i)	77,100,000	78,429,667
2% 6/1/51 (i)	30,700,000	31,229,452
2% 6/1/51 (i)	82,500,000	83,922,795
2% 6/1/51 (i)	65,050,000	66,171,852
2% 6/1/51 (i)	32,550,000	33,111,357
2% 6/1/51 (i)	24,250,000	24,668,216
2% 6/1/51 (i)	16,150,000	16,428,523
2% 6/1/51 (i)	5,150,000	5,238,817
2% 7/1/51 (i)	23,650,000	24,016,296
2% 7/1/51 (i)	15,800,000	16,044,714
2% 7/1/51 (i)	39,700,000	40,314,882
2% 7/1/51 (i)	95,250,000	96,725,251
2% 7/1/51 (i)	55,550,000	56,410,370
2.5% 1/20/51 to 3/20/51	170,413,008	176,731,683
2.5% 6/1/51 (i)	40,350,000	41,792,020
2.5% 6/1/51 (i)	29,600,000	30,657,839
2.5% 6/1/51 (i)	35,050,000	36,302,610
2.5% 6/1/51 (i)	17,100,000	17,711,116
2.5% 6/1/51 (i)	17,600,000	18,228,985
2.5% 6/1/51 (i)	37,600,000	38,943,741
3% 4/15/42 to 7/20/50	130,581,863	137,262,271
3% 6/1/51 (i)	18,600,000	19,405,410
3% 6/1/51 (i)	115,650,000	120,657,830
3% 6/1/51 (i)	15,800,000	16,484,165
3% 6/1/51 (i)	26,300,000	27,438,832
3% 7/1/51 (i)	25,150,000	26,231,176
3% 7/1/51 (i)	25,125,000	26,205,101
3% 7/1/51 (i)	20,575,000	21,459,501
3% 7/1/51 (i)	42,300,000	44,118,439
3.5% 6/1/51 (i)	20,500,000	21,562,810
3.5% 6/1/51 (i)	7,000,000	7,362,911
3.5% 6/1/51 (i)	6,100,000	6,416,251
3.5% 6/1/51 (i)	7,700,000	8,099,202
3.5% 7/1/51 (i)	5,350,000	5,629,457
3.5% 7/1/51 (i)	1,500,000	1,578,353
5% 12/15/32 to 4/20/48	24,838,398	28,288,076
6.5% 3/20/31 to 6/15/37	505,640	594,589

TOTAL GINNIE MAE		2,120,191,407

Uniform Mortgage Backed Securities - 4.5%
1.5% 6/1/36 (i)	49,100,000	49,706,081
1.5% 6/1/36 (i)	30,800,000	31,180,189
2% 6/1/51 (i)	107,300,000	108,413,109
2% 6/1/51 (i)	97,950,000	98,966,114
2% 6/1/51 (i)	65,500,000	66,179,484
2% 6/1/51 (i)	26,800,000	27,078,018
2% 6/1/51 (i)	50,600,000	51,124,914
2% 6/1/51 (i)	50,700,000	51,225,952
2% 6/1/51 (i)	21,650,000	21,874,593
2% 6/1/51 (i)	97,850,000	98,865,076
2% 6/1/51 (i)	50,800,000	51,326,989
2% 7/1/51 (i)	101,000,000	101,818,928
2% 7/1/51 (i)	97,850,000	98,643,387
2% 7/1/51 (i)	75,750,000	76,364,196
2.5% 6/1/51 (i)	117,100,000	121,248,806
2.5% 6/1/51 (i)	49,450,000	51,201,994
2.5% 6/1/51 (i)	41,200,000	42,659,700
2.5% 6/1/51 (i)	58,950,000	61,038,575
2.5% 6/1/51 (i)	46,650,000	48,302,791
2.5% 6/1/51 (i)	25,550,000	26,455,226
2.5% 6/1/51 (i)	7,700,000	7,972,808
2.5% 6/1/51 (i)	10,600,000	10,975,554
2.5% 7/1/51 (i)	79,450,000	82,075,568
3% 6/1/51 (i)	116,050,000	121,199,730
3% 6/1/51 (i)	26,400,000	27,571,503
3.5% 6/1/51 (i)	33,900,000	35,784,535
3.5% 6/1/51 (i)	4,600,000	4,855,719
3.5% 6/1/51 (i)	10,200,000	10,767,028
3.5% 6/1/51 (i)	39,150,000	41,326,388
3.5% 6/1/51 (i)	36,450,000	38,476,292
3.5% 6/1/51 (i)	60,600,000	63,968,815
3.5% 7/1/51 (i)	30,900,000	32,637,074
3.5% 7/1/51 (i)	20,450,000	21,599,617
3.5% 7/1/51 (i)	41,300,000	43,621,721

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,826,506,474

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $6,539,563,330)		6,642,897,426

Asset-Backed Securities - 6.1%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$13,193,932	$12,641,403
Series 2019-1 Class A, 3.844% 5/15/39 (a)	19,339,530	19,404,801
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	33,446,156	33,502,680
Class B, 4.458% 10/16/39 (a)	5,909,968	4,856,497
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	12,380,000	12,402,849
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 7/22/32 (a)(b)(c)	46,037,000	46,041,327
AIMCO CLO Ltd.:
Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.5638% 10/15/31 (a)(b)(c)	24,419,000	24,458,803
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.4356% 1/17/32 (a)(b)(c)	33,730,000	33,702,206
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 0.99% 4/20/34 (a)(b)(c)	56,239,000	56,224,490
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.5183% 1/20/33 (a)(b)(c)	17,673,000	17,711,598
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 0% 7/20/34 (a)(b)(c)(i)	27,167,000	27,167,000
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	16,190,465	16,212,744
Class B, 4.335% 1/16/40 (a)	2,733,802	2,242,607
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 10/15/32 (a)(b)(c)	31,563,000	31,598,666
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.4558% 1/15/33 (a)(b)(c)	32,220,000	32,270,070
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 1.2149% 4/25/34 (a)(b)(c)	18,644,000	18,639,190
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.8838% 4/15/31 (a)(b)(c)	31,128,000	31,207,625
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.6679% 4/15/34 (a)(b)(c)	37,984,000	37,990,989
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4398% 4/17/33 (a)(b)(c)	12,146,000	12,198,738
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.5838% 10/15/32 (a)(b)(c)	40,140,000	40,205,870
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 1.02% 4/25/34 (a)(b)(c)	40,974,000	40,989,365
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.444% 1/20/32 (a)(b)(c)	36,000,000	36,001,944
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 1.2166% 2/25/35 (b)(c)	448,481	442,791
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5198% 1/17/33 (a)(b)(c)	17,286,000	17,338,826
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	37,197,709	37,528,805
Class AA, 2.487% 12/16/41 (a)(b)	5,891,417	5,922,371
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.047% 5/25/29 (b)(c)	7,814,499	7,823,966
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.1738% 4/15/29 (a)(b)(c)	36,617,000	36,608,395
Cascade Funding Mortgage Trust:
Series 2020-HB2 Class A, 3.4047% 4/25/30 (a)	8,448,279	8,540,492
Series 2020-HB3 Class A, 2.8115% 5/25/30 (a)(b)	3,037,566	3,062,278
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	28,680,516	28,747,740
Class B, 5.095% 4/15/39 (a)	13,961,999	13,114,113
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	29,236,164	29,206,855
Series 2021-1A Class A, 3.474% 1/15/46 (a)	10,345,165	10,566,022
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.5283% 10/20/32 (a)(b)(c)	25,157,000	25,277,728
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.5405% 5/29/32 (a)(b)(c)	17,483,000	17,484,241
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.4458% 10/25/32 (a)(b)(c)	19,900,000	19,966,924
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.2383% 4/20/34 (a)(b)(c)	32,995,000	33,026,213
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.8883% 7/20/31 (a)(b)(c)	31,883,000	32,051,023
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.4416% 10/25/37 (a)(b)(c)	259,468	260,735
CNH Equipment Trust Series 2019-C Class A2, 1.99% 3/15/23	3,348,559	3,353,822
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3474% 4/20/34 (a)(b)(c)	35,800,000	35,715,476
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.534% 1/20/34 (a)(b)(c)	47,700,000	47,753,567
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	12,375,137	12,497,594
DB Master Finance LLC:
Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	18,124,178	18,392,415
Class A2II, 4.03% 11/20/47 (a)	30,691,035	32,756,235
Series 2019-1A Class A23, 4.352% 5/20/49 (a)	2,785,388	3,058,439
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.4938% 7/15/32 (a)(b)(c)	26,710,000	26,711,522
Dryden CLO, Ltd.:
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.5183% 10/20/32 (a)(b)(c)	30,272,000	30,348,164
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4573% 1/18/32 (a)(b)(c)	14,100,000	14,113,691
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5338% 10/15/32 (a)(b)(c)	29,359,000	29,460,318
Dryden Senior Loan Fund:
Series 2018-70X Class A1, 3 month U.S. LIBOR + 1.170% 1.3536% 1/16/32 (b)(c)	346,000	347,487
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3698% 4/17/33 (a)(b)(c)	23,800,000	23,866,140
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 3 month U.S. LIBOR + 1.650% 1.8338% 10/15/30 (a)(b)(c)	33,100,000	33,172,026
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5538% 10/15/32 (a)(b)(c)	35,000,000	35,056,350
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4338% 1/15/34 (a)(b)(c)	7,800,000	7,795,414
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (a)	20,900,000	20,915,299
Flatiron CLO Ltd.:
Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.4759% 11/16/32 (a)(b)(c)	35,131,000	35,196,871
Series 2021-1A Class A1, 3 month U.S. LIBOR + 1.110% 1.11% 7/19/34 (a)(b)(c)(i)	24,705,000	24,705,000
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4553% 11/20/33 (a)(b)(c)	33,900,000	34,182,760
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	13,767,817	13,973,046
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	14,608,769	14,661,790
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	29,320,000	30,059,509
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4484% 1/15/33 (a)(b)(c)	16,500,000	16,524,041
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1038% 1/22/28 (a)(b)(c)	25,417,937	25,417,886
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.3358% 4/19/34 (a)(b)(c)	38,620,000	38,609,920
Madison Park Funding Ltd. Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.4838% 7/15/32 (a)(b)(c)	37,849,000	37,850,703
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.8338% 7/15/31 (a)(b)(c)	35,670,000	35,704,457
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.3879% 1/22/31 (a)(b)(c)	10,024,000	10,024,571
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5138% 10/15/32 (a)(b)(c)	16,640,000	16,727,826
Magnetite XXI Ltd.:
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5138% 1/15/33 (a)(b)(c)	49,847,000	49,834,339
Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.2083% 4/20/34 (a)(b)(c)	31,864,000	31,902,237
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.0944% 1/15/34 (a)(b)(c)	33,150,000	33,109,557
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (a)	5,395,093	5,425,073
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2583% 10/20/30 (a)(b)(c)	36,977,000	37,022,630
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.0951% 8/10/23 (a)(b)(c)	50,000,000	50,479,600
Nationstar HECM Loan Trust:
Series 2019-1A Class A, 2.6513% 6/25/29 (a)	167,549	167,829
Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	27,065,446	27,034,212
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4898% 7/17/32 (a)(b)(c)	34,875,000	34,911,061
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 0.9758% 7/25/25 (b)(c)	5,234	5,241
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3366% 1/25/36 (b)(c)	938,003	941,438
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	28,005,500	27,997,939
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	26,242,678	26,288,214
Prosper Marketplace Issuance Trust Series 2019-4A Class A, 2.48% 2/17/26 (a)	842,325	844,049
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	6,353,067	6,378,552
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (a)	743,003	745,631
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 0% 4/20/34 (a)(b)(c)(i)	46,460,000	46,464,692
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	29,949,145	29,905,839
Class B, 4.335% 3/15/40 (a)	2,922,293	2,561,008
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	34,963,000	36,904,418
1.884% 7/15/50 (a)	12,544,000	12,783,095
2.328% 7/15/52 (a)	9,591,000	9,745,392
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 0.6539% 12/15/27 (a)(b)(c)	16,187,855	16,189,862
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 1/15/34 (a)(b)(c)	19,900,000	19,932,875
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.1653% 4/19/34 (a)(b)(c)	41,341,000	41,323,554
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.1892% 4/20/33 (a)(b)(c)	28,900,000	28,863,442
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1883% 1/20/29 (a)(b)(c)	24,293,000	24,332,573
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9516% 9/25/34 (b)(c)	103,261	96,351
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	34,759,675	34,956,172
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	44,186,033	43,942,506
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.7395% 3/25/58 (a)(b)	198,368	210,113
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7543% 4/6/42 (a)(b)(c)	2,720,000	1,835,252
Treman Park CLO, Ltd. Series 2018-1A Class ARR, 3 month U.S. LIBOR + 1.070% 1.2583% 10/20/28 (a)(b)(c)	13,107,819	13,148,165
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (a)	4,331,130	4,337,933
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 1.8836% 7/16/31 (a)(b)(c)	36,066,000	36,114,292
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4583% 7/20/32 (a)(b)(c)	35,926,000	35,929,844
Voya CLO Ltd./Voya CLO LLC:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.7898% 7/19/31 (a)(b)(c)	33,600,000	33,617,774
Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4883% 10/20/31 (a)(b)(c)	45,000,000	45,237,375
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22	3,106,073	3,124,735
TOTAL ASSET-BACKED SECURITIES
(Cost $2,469,536,469)		2,478,238,183

Collateralized Mortgage Obligations - 1.5%
Private Sponsor - 0.4%
BCAP LLC Trust sequential payer Series 2010-RR2 Class 5A2, 5% 12/26/36 (a)	2,804	2,802
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (a)(b)	24,133,472	24,164,580
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	28,831,957	28,818,530
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (a)	20,941,027	20,963,593
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(b)	154,559	154,600
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.3994% 5/27/37 (a)(b)(c)	140,573	137,885
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(c)(j)	314,589	31
Class AA1, 1 month U.S. LIBOR + 0.280% 0.3995% 5/27/37 (a)(b)(c)	481,669	457,177
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5493% 2/20/49 (b)(c)	7,688,170	7,765,569
Gosforth Funding PLC floater Series 2017-1A Class A1A, 3 month U.S. LIBOR + 0.470% 0.6596% 12/19/59 (a)(b)(c)	825,120	825,269
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	1,147,000	1,171,168
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (a)	9,174,646	9,191,557
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	12,759,869	13,365,292
Series 2020-1A Class A1B, 3.5% 10/25/59 (a)	20,221,887	21,447,995
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	803,684	803,073
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (a)	10,398,538	10,286,940
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.14% 7/20/34 (b)(c)	6,153	6,023
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.756% 1/21/70 (a)(b)(c)	15,913,100	15,933,135
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.7316% 9/25/43 (b)(c)	155,444	152,255
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 2.698% 9/25/33 (b)	21,139	21,037

TOTAL PRIVATE SPONSOR		155,668,511

U.S. Government Agency - 1.1%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.8916% 2/25/32 (b)(c)	25,828	26,262
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.0975% 3/18/32 (b)(c)	46,811	47,839
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.0916% 4/25/32 (b)(c)	53,114	54,381
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.0916% 10/25/32 (b)(c)	69,104	70,692
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.8416% 1/25/32 (b)(c)	25,098	25,477
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 8.0084% 12/25/33 (b)(k)(l)	888,264	233,742
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5884% 11/25/36 (b)(k)(l)	646,049	131,322
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	6,640	6,867
Series 1993-207 Class H, 6.5% 11/25/23	175,062	184,990
Series 1996-28 Class PK, 6.5% 7/25/25	63,262	67,021
Series 1999-17 Class PG, 6% 4/25/29	350,212	387,927
Series 1999-32 Class PL, 6% 7/25/29	378,449	420,634
Series 1999-33 Class PK, 6% 7/25/29	274,546	305,674
Series 2001-52 Class YZ, 6.5% 10/25/31	39,622	45,857
Series 2003-28 Class KG, 5.5% 4/25/23	82,948	85,704
Series 2005-102 Class CO 11/25/35 (m)	172,315	159,888
Series 2005-39 Class TE, 5% 5/25/35	37,471	42,070
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.3118% 8/25/35 (b)(l)	46,490	62,208
Series 2005-81 Class PC, 5.5% 9/25/35	479,305	542,497
Series 2006-12 Class BO 10/25/35 (m)	787,104	731,615
Series 2006-15 Class OP 3/25/36 (m)	905,575	829,423
Series 2006-37 Class OW 5/25/36 (m)	84,916	76,234
Series 2006-45 Class OP 6/25/36 (m)	279,866	253,086
Series 2006-62 Class KP 4/25/36 (m)	468,546	429,867
Series 2012-149:
Class DA, 1.75% 1/25/43	3,744,113	3,845,813
Class GA, 1.75% 6/25/42	4,047,444	4,158,776
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	72,219	81,670
Series 1999-25 Class Z, 6% 6/25/29	282,276	317,052
Series 2001-20 Class Z, 6% 5/25/31	376,079	420,738
Series 2001-31 Class ZC, 6.5% 7/25/31	180,040	204,813
Series 2002-16 Class ZD, 6.5% 4/25/32	117,969	136,843
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.4584% 11/25/32 (b)(k)(l)	421,370	57,722
Series 2012-67 Class AI, 4.5% 7/25/27 (k)	743,009	43,471
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.5484% 12/25/36 (b)(k)(l)	483,017	117,768
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.3484% 5/25/37 (b)(k)(l)	245,884	54,490
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.5406% 9/25/23 (b)(l)	8,930	10,228
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 8.0084% 3/25/33 (b)(k)(l)	62,623	14,167
Series 2005-72 Class ZC, 5.5% 8/25/35	3,616,712	4,088,682
Series 2005-79 Class ZC, 5.9% 9/25/35	1,407,112	1,595,388
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 40.0702% 6/25/37 (b)(l)	226,344	466,877
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 39.0502% 7/25/37 (b)(l)	312,640	644,882
Class SB, 39.600% - 1 month U.S. LIBOR 39.0502% 7/25/37 (b)(l)	107,999	199,746
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.2584% 3/25/38 (b)(k)(l)	1,596,105	326,546
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.9584% 12/25/40 (b)(k)(l)	1,560,574	295,942
Class ZA, 4.5% 12/25/40	2,508,470	2,751,981
Series 2010-139 Class NI, 4.5% 2/25/40 (k)	795,202	42,003
Series 2010-150 Class ZC, 4.75% 1/25/41	4,984,723	5,554,966
Series 2010-17 Class DI, 4.5% 6/25/21 (k)	1	0
Series 2010-95 Class ZC, 5% 9/25/40	10,560,957	11,738,166
Series 2011-39 Class ZA, 6% 11/25/32	1,091,762	1,255,590
Series 2011-4 Class PZ, 5% 2/25/41	1,688,267	2,026,292
Series 2011-67 Class AI, 4% 7/25/26 (k)	244,736	12,239
Series 2011-83 Class DI, 6% 9/25/26 (k)	88,793	2,264
Series 2012-100 Class WI, 3% 9/25/27 (k)	3,079,499	245,667
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5584% 12/25/30 (b)(k)(l)	760,997	69,204
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.4584% 6/25/41 (b)(k)(l)	794,397	66,212
Series 2013-133 Class IB, 3% 4/25/32 (k)	1,626,326	79,096
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.9584% 1/25/44 (b)(k)(l)	933,458	170,516
Series 2013-51 Class GI, 3% 10/25/32 (k)	2,910,236	219,930
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.6284% 6/25/35 (b)(k)(l)	1,271,644	241,090
Series 2015-42 Class IL, 6% 6/25/45 (k)	4,785,071	937,838
Series 2015-70 Class JC, 3% 10/25/45	6,757,953	7,169,767
Series 2017-30 Class AI, 5.5% 5/25/47 (k)	2,629,854	523,117
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (k)	235,696	43,463
Series 343 Class 16, 5.5% 5/25/34 (k)	206,839	34,334
Series 348 Class 14, 6.5% 8/25/34 (b)(k)	157,386	35,506
Series 351:
Class 12, 5.5% 4/25/34 (b)(k)	98,144	18,167
Class 13, 6% 3/25/34 (k)	139,131	25,898
Series 359 Class 19, 6% 7/25/35 (b)(k)	84,646	17,281
Series 384 Class 6, 5% 7/25/37 (k)	972,509	174,373
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9009% 1/15/32 (b)(c)	22,259	22,633
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0009% 3/15/32 (b)(c)	28,864	29,457
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1009% 3/15/32 (b)(c)	30,638	31,337
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0009% 6/15/31 (b)(c)	51,625	52,618
Class FG, 1 month U.S. LIBOR + 0.900% 1.0009% 3/15/32 (b)(c)	16,058	16,377
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.3509% 5/15/37 (b)(c)	1,187,962	1,191,700
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	402,651	448,637
Series 2101 Class PD, 6% 11/15/28	31,691	35,324
Series 2104 Class PG, 6% 12/15/28	7,781	8,682
Series 2121 Class MG, 6% 2/15/29	157,407	175,124
Series 2131 Class BG, 6% 3/15/29	1,135,219	1,267,253
Series 2137 Class PG, 6% 3/15/29	169,670	189,580
Series 2154 Class PT, 6% 5/15/29	301,019	336,359
Series 2162 Class PH, 6% 6/15/29	62,455	69,271
Series 2520 Class BE, 6% 11/15/32	430,850	494,210
Series 2693 Class MD, 5.5% 10/15/33	1,286,689	1,460,535
Series 2802 Class OB, 6% 5/15/34	486,772	546,565
Series 3002 Class NE, 5% 7/15/35	1,151,942	1,286,762
Series 3110 Class OP 9/15/35 (m)	449,164	434,685
Series 3119 Class PO 2/15/36 (m)	1,063,817	970,368
Series 3121 Class KO 3/15/36 (m)	171,427	158,417
Series 3123 Class LO 3/15/36 (m)	611,140	558,973
Series 3145 Class GO 4/15/36 (m)	609,826	561,293
Series 3189 Class PD, 6% 7/15/36	979,414	1,145,784
Series 3225 Class EO 10/15/36 (m)	316,754	287,859
Series 3258 Class PM, 5.5% 12/15/36	442,265	507,194
Series 3415 Class PC, 5% 12/15/37	428,427	478,480
Series 3786 Class HI, 4% 3/15/38 (k)	291,893	3,236
Series 3806 Class UP, 4.5% 2/15/41	2,369,775	2,627,043
Series 3832 Class PE, 5% 3/15/41	4,753,914	5,312,370
Series 4135 Class AB, 1.75% 6/15/42	3,043,972	3,128,889
Series 4765 Class PE, 3% 12/15/41	4,654,988	4,698,858
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	3,638	4,056
Series 2135 Class JE, 6% 3/15/29	89,557	99,744
Series 2274 Class ZM, 6.5% 1/15/31	115,267	130,584
Series 2281 Class ZB, 6% 3/15/30	216,347	239,432
Series 2303 Class ZV, 6% 4/15/31	100,530	112,777
Series 2357 Class ZB, 6.5% 9/15/31	803,106	929,030
Series 2502 Class ZC, 6% 9/15/32	217,174	248,746
Series 2519 Class ZD, 5.5% 11/15/32	285,077	321,801
Series 2546 Class MJ, 5.5% 3/15/23	54,284	56,179
Series 2601 Class TB, 5.5% 4/15/23	24,329	25,145
Series 2998 Class LY, 5.5% 7/15/25	144,213	153,731
Series 3871 Class KB, 5.5% 6/15/41	3,927,546	4,580,268
Series 4423 Class NJ, 3% 9/15/41	11,660,826	11,780,504
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4991% 2/15/36 (b)(k)(l)	297,186	59,179
Series 1658 Class GZ, 7% 1/15/24	8,433	9,020
Series 2013-4281 Class AI, 4% 12/15/28 (k)	2,142,221	94,025
Series 2017-4683 Class LM, 3% 5/15/47	6,609,779	7,001,082
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 8.0991% 11/15/31 (b)(k)(l)	43,764	5,633
Series 2587 Class IM, 6.5% 3/15/33 (k)	7,494	1,522
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 46.1443% 8/15/24 (b)(l)	481	544
Class SD, 86.400% - 1 month U.S. LIBOR 85.1385% 8/15/24 (b)(l)	704	870
Series 2933 Class ZM, 5.75% 2/15/35	3,030,645	3,452,726
Series 2935 Class ZK, 5.5% 2/15/35	4,201,202	4,789,609
Series 2947 Class XZ, 6% 3/15/35	1,735,264	2,005,868
Series 2996 Class ZD, 5.5% 6/15/35	2,194,136	2,539,354
Series 3237 Class C, 5.5% 11/15/36	3,081,213	3,512,481
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5591% 11/15/36 (b)(k)(l)	1,321,916	309,757
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6491% 3/15/37 (b)(k)(l)	2,049,499	507,431
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6591% 4/15/37 (b)(k)(l)	2,884,073	663,778
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4791% 6/15/37 (b)(k)(l)	1,000,475	205,956
Series 3949 Class MK, 4.5% 10/15/34	825,565	908,699
Series 3955 Class YI, 3% 11/15/21 (k)	2,758	12
Series 4055 Class BI, 3.5% 5/15/31 (k)	1,584,455	82,936
Series 4149 Class IO, 3% 1/15/33 (k)	1,472,141	160,750
Series 4314 Class AI, 5% 3/15/34 (k)	520,902	32,334
Series 4427 Class LI, 3.5% 2/15/34 (k)	3,377,827	281,215
Series 4471 Class PA 4% 12/15/40	4,519,106	4,843,349
target amortization class Series 2156 Class TC, 6.25% 5/15/29	179,867	193,858
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0146% 2/15/24 (b)(c)	47,259	47,509
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	10,145	11,445
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	136,051	150,946
Series 2056 Class Z, 6% 5/15/28	320,173	356,227
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	8,601,027	9,373,088
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	10,200,765	11,045,357
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5891% 6/16/37 (b)(k)(l)	566,748	124,824
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.661% 3/20/60 (b)(c)(n)	7,517,555	7,559,606
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.441% 7/20/60 (b)(c)(n)	1,020,750	1,022,188
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4104% 9/20/60 (b)(c)(n)	1,232,011	1,232,756
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4104% 8/20/60 (b)(c)(n)	1,220,160	1,220,874
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.4904% 12/20/60 (b)(c)(n)	2,554,922	2,561,598
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6104% 12/20/60 (b)(c)(n)	2,941,073	2,954,994
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6104% 2/20/61 (b)(c)(n)	4,258,891	4,274,105
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.6004% 2/20/61 (b)(c)(n)	6,131,947	6,153,902
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6104% 4/20/61 (b)(c)(n)	2,763,308	2,776,669
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6104% 5/20/61 (b)(c)(n)	4,588,772	4,611,060
Class FC, 1 month U.S. LIBOR + 0.500% 0.6104% 5/20/61 (b)(c)(n)	3,168,710	3,184,277
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6404% 6/20/61 (b)(c)(n)	3,730,237	3,749,876
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.6604% 9/20/61 (b)(c)(n)	682,675	686,843
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7104% 10/20/61 (b)(c)(n)	4,170,331	4,199,275
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 0.4993% 8/20/42 (b)(c)	331,296	332,992
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8104% 11/20/61 (b)(c)(n)	3,957,557	3,993,634
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8104% 1/20/62 (b)(c)(n)	2,638,354	2,660,539
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7404% 1/20/62 (b)(c)(n)	3,794,512	3,822,402
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7404% 3/20/62 (b)(c)(n)	2,461,943	2,477,923
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7604% 5/20/61 (b)(c)(n)	38,801	39,192
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.6304% 10/20/62 (b)(c)(n)	564,458	567,199
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.6404% 7/20/60 (b)(c)(n)	46,562	46,611
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.4704% 3/20/63 (b)(c)(n)	729,268	730,657
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7104% 1/20/64 (b)(c)(n)	3,218,667	3,238,077
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.7104% 12/20/63 (b)(c)(n)	13,472,146	13,555,449
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.6104% 6/20/64 (b)(c)(n)	3,232,890	3,248,384
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.4104% 3/20/65 (b)(c)(n)	82,779	82,818
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.3904% 5/20/63 (b)(c)(n)	63,113	63,122
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3104% 4/20/63 (b)(c)(n)	54,538	54,451
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5104% 12/20/62 (b)(c)(n)	11,480	11,522
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.3493% 10/20/47 (b)(c)	622,600	621,452
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.4493% 11/20/48 (b)(c)	1,367,064	1,372,723
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.3993% 5/20/48 (b)(c)	6,100,510	6,100,169
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.3993% 6/20/48 (b)(c)	789,339	790,094
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.3993% 6/20/48 (b)(c)	29,313,216	29,378,027
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 0.4993% 1/20/49 (b)(c)	8,590,501	8,657,298
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.5993% 10/20/49 (b)(c)	3,620,204	3,643,361
Series 2019-65 Class BF, 1 month U.S. LIBOR + 0.400% 0.4993% 5/20/49 (b)(c)	7,117,135	7,177,223
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.5993% 8/20/49 (b)(c)	5,149,595	5,196,961
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.8015% 12/20/40 (b)(l)	4,511,352	5,290,455
Series 2011-136 Class WI, 4.5% 5/20/40 (k)	337,854	27,648
Series 2016-69 Class WA, 3% 2/20/46	7,601,208	8,078,151
Series 2017-134 Class BA, 2.5% 11/20/46	4,842,233	5,048,191
Series 2017-153 Class GA, 3% 9/20/47	9,437,040	9,994,398
Series 2017-182 Class KA, 3% 10/20/47	7,672,241	8,123,934
Series 2018-13 Class Q, 3% 4/20/47	11,060,264	11,647,989
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	1,680,244	1,872,884
Series 2010-160 Class DY, 4% 12/20/40	8,910,203	9,670,430
Series 2010-170 Class B, 4% 12/20/40	2,004,296	2,175,633
Series 2013-H06 Class HA, 1.65% 1/20/63 (n)	379,079	380,910
Series 2017-139 Class BA, 3% 9/20/47	16,644,319	17,774,602
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3991% 5/16/34 (b)(k)(l)	348,741	66,401
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0991% 8/17/34 (b)(k)(l)	333,288	75,201
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.5947% 6/16/37 (b)(l)	17,284	31,231
Series 2010-116 Class QB, 4% 9/16/40	2,120,964	2,297,575
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8491% 2/16/40 (b)(k)(l)	2,130,381	360,808
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.441% 5/20/60 (b)(c)(n)	2,927,509	2,931,540
Series 2011-52 Class HI, 7% 4/16/41 (k)	86,462	16,741
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 6.0008% 7/20/41 (b)(k)(l)	882,948	169,662
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5991% 6/16/42 (b)(k)(l)	1,240,381	260,208
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.5343% 4/20/39 (b)(l)	239,914	249,651
Class ST, 8.800% - 1 month U.S. LIBOR 8.6677% 8/20/39 (b)(l)	114,818	116,863
Series 2013-149 Class MA, 2.5% 5/20/40	9,577,185	9,891,101
Series 2014-2 Class BA, 3% 1/20/44	14,898,247	15,814,214
Series 2014-21 Class HA, 3% 2/20/44	5,740,794	6,091,877
Series 2014-25 Class HC, 3% 2/20/44	9,502,919	10,015,329
Series 2014-5 Class A, 3% 1/20/44	8,349,767	8,807,132
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)	407,408	415,089
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.57% 5/20/66 (b)(c)(n)	1,729,481	1,718,479
Series 2017-186 Class HK, 3% 11/16/45	926,219	979,277
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.42% 8/20/66 (b)(c)(n)	18,150,915	17,979,743
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.0013% 5/20/65 (b)(n)	1,675,421	1,739,580

TOTAL U.S. GOVERNMENT AGENCY		459,910,335

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $602,594,969)		615,578,846

Commercial Mortgage Securities - 3.7%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.851% 11/15/30 (a)(b)(c)	30,560,000	31,000,584
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	38,600,000	39,587,998
Class ANM, 3.112% 11/5/32 (a)	22,568,000	23,453,862
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	5,065,000	4,906,786
Class CNM, 3.7186% 11/5/32 (a)(b)	2,095,000	1,999,086
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	965,000	1,079,112
Series 2019-BN21 Class A5, 2.851% 10/17/52	26,963,000	28,656,694
Series 2019-BN24 Class A3, 2.96% 11/15/62	12,772,000	13,657,213
Bayview Commercial Asset Trust:
floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.600% 0.6916% 11/25/35 (a)(b)(c)	19,501	18,573
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 0.6766% 1/25/36 (a)(b)(c)	49,123	47,373
Class M1, 1 month U.S. LIBOR + 0.670% 0.7666% 1/25/36 (a)(b)(c)	15,846	15,296
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.270% 0.3616% 12/25/36 (a)(b)(c)	111,269	105,219
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 0.3616% 3/25/37 (a)(b)(c)	28,992	27,432
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 0.3616% 7/25/37 (a)(b)(c)	83,305	79,322
Class A2, 1 month U.S. LIBOR + 0.320% 0.4116% 7/25/37 (a)(b)(c)	78,087	61,631
Class M1, 1 month U.S. LIBOR + 0.370% 0.4616% 7/25/37 (a)(b)(c)	26,650	23,874
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 0.3816% 7/25/37 (a)(b)(c)	29,810	28,259
Class M1, 1 month U.S. LIBOR + 0.310% 0.4016% 7/25/37 (a)(b)(c)	15,815	14,121
Class M2, 1 month U.S. LIBOR + 0.340% 0.4316% 7/25/37 (a)(b)(c)	16,934	15,021
Class M3, 1 month U.S. LIBOR + 0.370% 0.4616% 7/25/37 (a)(b)(c)	27,151	24,427
Class M4, 1 month U.S. LIBOR + 0.500% 0.5916% 7/25/37 (a)(b)(c)	42,826	38,291
Class M5, 1 month U.S. LIBOR + 0.600% 0.6916% 7/25/37 (a)(b)(c)	17,966	17,102
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(j)(k)	4,073,239	0
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	3,988,000	4,563,531
Series 2019-B10 Class A4, 3.717% 3/15/62	6,658,000	7,474,032
Series 2019-B13 Class A4, 2.952% 8/15/57	25,034,000	26,778,274
Series 2018-B8 Class A5, 4.2317% 1/15/52	49,694,000	57,427,842
Series 2019-B14 Class XA, 0.7858% 12/15/62 (b)(k)	149,166,853	7,066,750
Series 2020-B17 Class XA, 1.4192% 3/15/53 (b)(k)	135,194,229	11,846,192
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.151% 11/15/28 (a)(b)(c)	18,140,000	18,388,533
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.101% 12/15/36 (a)(b)(c)	20,336,343	20,336,339
Class C, 1 month U.S. LIBOR + 1.120% 1.221% 12/15/36 (a)(b)(c)	16,222,428	16,222,423
Class D, 1 month U.S. LIBOR + 1.250% 1.351% 12/15/36 (a)(b)(c)	25,368,490	25,368,482
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 0.977% 11/15/32 (a)(b)(c)	8,895,000	8,903,357
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.901% 12/15/36 (a)(b)(c)	54,243,313	54,311,215
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.101% 11/15/32 (a)(b)(c)	26,009,338	26,058,915
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.726% 9/15/37 (a)(b)(c)	10,416,806	8,409,901
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 1.001% 11/15/35 (a)(b)(c)	5,893,174	5,894,954
Class C, 1 month U.S. LIBOR + 1.100% 1.201% 11/15/35 (a)(b)(c)	2,494,100	2,494,850
Class F, 1 month U.S. LIBOR + 1.800% 1.901% 11/15/35 (a)(b)(c)	11,123,700	11,127,039
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.401% 4/15/34 (a)(b)(c)	16,075,000	16,025,053
Class C, 1 month U.S. LIBOR + 1.600% 1.701% 4/15/34 (a)(b)(c)	10,627,000	10,567,333
Class D, 1 month U.S. LIBOR + 1.900% 2.001% 4/15/34 (a)(b)(c)	11,156,000	11,050,791
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.181% 10/15/36 (a)(b)(c)	16,748,246	16,771,858
Class C, 1 month U.S. LIBOR + 1.250% 1.351% 10/15/36 (a)(b)(c)	21,054,750	21,067,956
Class D, 1 month U.S. LIBOR + 1.450% 1.551% 10/15/36 (a)(b)(c)	29,823,270	29,841,211
Class E, 1 month U.S. LIBOR + 1.800% 1.901% 10/15/36 (a)(b)(c)	41,904,340	41,930,639
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.701% 12/15/36 (a)(b)(c)	20,571,536	20,571,525
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.101% 4/15/34 (a)(b)(c)	32,462,000	32,400,066
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (a)	55,389,000	55,920,585
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0509% 11/15/36 (a)(b)(c)	16,796,000	16,801,076
Class B, 1 month U.S. LIBOR + 1.250% 1.3509% 11/15/36 (a)(b)(c)	9,400,000	9,399,997
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.221% 6/15/34 (a)(b)(c)	43,555,579	43,568,741
Class B, 1 month U.S. LIBOR + 1.500% 1.601% 6/15/34 (a)(b)(c)	8,532,376	8,489,525
Class C, 1 month U.S. LIBOR + 1.750% 1.851% 6/15/34 (a)(b)(c)	9,638,812	9,542,030
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 0.8821% 9/10/58 (b)(k)	2,770,988	89,617
Series 2016-P6 Class XA, 0.7642% 12/10/49 (b)(k)	2,858,734	68,760
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	50,000	52,073
Series 2014-CR18 Class A5, 3.828% 7/15/47	6,763,000	7,350,189
Series 2014-CR20 Class XA, 1.0046% 11/10/47 (b)(k)	650,290	18,781
Series 2014-LC17 Class XA, 0.7204% 10/10/47 (b)(k)	2,145,681	41,990
Series 2014-UBS6 Class XA, 0.885% 12/10/47 (b)(k)	1,691,925	41,463
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 0.981% 12/15/31 (a)(b)(c)	115,967	116,002
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.081% 5/15/36 (a)(b)(c)	3,742,000	3,749,947
Class B, 1 month U.S. LIBOR + 1.230% 1.331% 5/15/36 (a)(b)(c)	17,263,000	17,278,583
Class C, 1 month U.S. LIBOR + 1.430% 1.531% 5/15/36 (a)(b)(c)	4,157,000	4,162,005
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	10,200,000	10,538,887
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	19,432,000	20,231,679
Class B, 4.5349% 4/15/36 (a)	6,067,000	6,112,111
Class C, 4.782% 4/15/36 (a)(b)	4,009,000	3,958,457
Class D, 4.782% 4/15/36 (a)(b)	8,018,000	7,268,165
Freddie Mac:
floater:
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.26% 2/25/31 (b)(c)	32,950,000	32,979,681
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.25% 3/25/31 (b)(c)	26,850,000	26,868,908
Series 2021-F110 Class A/S, 1 month U.S. LIBOR + 0.240% 0.25% 3/25/31 (b)(c)	26,100,000	26,118,179
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.25% 3/25/31 (b)(c)	27,750,000	27,769,550
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.24% 4/25/31 (b)(c)	26,600,000	26,616,582
sequential payer:
Series 2021-K126 Class A2, 2.074% 1/25/31	46,200,000	47,939,273
Series 2021-K128 Class A2, 2.02% 3/25/31	11,200,000	11,556,068
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.221% 8/15/37 (a)(b)(c)	23,400,000	23,487,170
Class B, 1 month U.S. LIBOR + 1.350% 1.451% 8/15/37 (a)(b)(c)	4,900,000	4,904,593
Class C, 1 month U.S. LIBOR + 1.600% 1.701% 8/15/37 (a)(b)(c)	2,600,000	2,603,254
GS Mortgage Securities Trust:
floater Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.551% 9/15/31 (a)(b)(c)	13,411,000	13,174,231
Series 2014-GC20 Class XA, 0.9952% 4/10/47 (b)(k)	557,860	13,135
Series 2015-GC34 Class XA, 1.2208% 10/10/48 (b)(k)	1,354,429	59,220
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	2,674,000	2,830,692
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	8,383,000	9,021,752
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX Class A/S, 4.2707% 6/15/45	8,888,000	9,153,212
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	11,968,000	12,643,855
Class CFX, 4.9498% 7/5/33 (a)	4,047,000	4,268,199
Class DFX, 5.3503% 7/5/33 (a)	6,993,000	7,359,388
Class EFX, 5.5422% 7/5/33 (a)	8,515,000	8,773,788
Class XAFX, 1.116% 7/5/33 (a)(b)(k)	1,280,000	27,301
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.801% 3/15/38 (a)(b)(c)	39,988,000	40,013,096
Class B, 1 month U.S. LIBOR + 0.880% 0.981% 3/15/38 (a)(b)(c)	9,649,000	9,661,017
Class C, 1 month U.S. LIBOR + 1.100% 1.201% 3/15/38 (a)(b)(c)	6,071,000	6,078,605
Class D, 1 month U.S. LIBOR + 1.400% 1.501% 3/15/38 (a)(b)(c)	8,445,000	8,471,440
Class E, 1 month U.S. LIBOR + 1.750% 1.851% 3/15/38 (a)(b)(c)	7,378,000	7,396,479
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.251% 8/15/37 (a)(b)(c)	10,019,000	10,062,281
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.0522% 10/15/48 (b)(k)	1,619,047	59,356
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	8,904,000	8,907,503
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 0.951% 8/15/33 (a)(b)(c)	361,287	360,605
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (a)(b)(c)	34,300,000	34,597,141
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	49,092,000	51,679,070
Series 2018-H4 Class A4, 4.31% 12/15/51	11,199,000	12,828,423
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)(b)	7,093,000	7,300,206
Class C, 3.1771% 11/10/36 (a)(b)	6,805,000	6,869,279
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5493% 12/15/37 (a)(b)(c)	20,834,922	20,834,914
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.201% 3/15/36 (a)(b)(c)	20,716,733	20,664,363
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0259% 12/15/50 (b)(k)	2,144,696	107,816
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8881% 4/10/46 (a)(b)(c)	195,932	195,382
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	30,230,000	29,884,241
Series 2020-LAB:
Class B, 2.453% 10/10/42 (a)	1,800,000	1,799,734
Class X, 0.4294% 10/10/42 (a)(b)(k)	57,900,000	2,055,572
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.3% 5/15/31 (a)(b)(c)	25,318,000	25,366,124
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	20,013,000	21,545,672
Series 2015-C31 Class XA, 0.9716% 11/15/48 (b)(k)	1,395,661	50,237
Series 2017-C42 Class XA, 0.8798% 12/15/50 (b)(k)	2,553,229	123,416
Series 2018-C46 Class XA, 0.9374% 8/15/51 (b)(k)	15,260,367	698,357
Series 2018-C48 Class A5, 4.302% 1/15/52	12,901,000	14,936,193
WF-RBS Commercial Mortgage Trust:
Series 2014-C24 Class XA, 0.8528% 11/15/47 (b)(k)	1,011,217	25,555
Series 2014-LC14 Class XA, 1.258% 3/15/47 (b)(k)	1,033,895	28,908
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,514,783,973)		1,523,326,016

Municipal Securities - 0.8%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$4,580,000	$7,164,410
Series 2010, 7.625% 3/1/40	9,470,000	15,542,953
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	12,265,000	16,502,340
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	16,911,818	17,497,951
5.1% 6/1/33	105,490,000	121,180,351
Series 2010-1, 6.63% 2/1/35	22,660,000	27,617,593
Series 2010-3:
6.725% 4/1/35	33,175,000	40,707,288
7.35% 7/1/35	15,500,000	19,614,997
Series 2010-5, 6.2% 7/1/21	159,000	159,592
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	42,356,000	54,331,837
TOTAL MUNICIPAL SECURITIES
(Cost $281,675,359)		320,319,312

Foreign Government and Government Agency Obligations - 0.5%
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	$25,525,000	$27,694,625
3.875% 4/16/50 (a)	21,930,000	24,627,390
Kingdom of Saudi Arabia:
2.9% 10/22/25 (a)	17,470,000	18,608,826
3.25% 10/22/30 (a)	14,315,000	15,312,577
4.5% 4/22/60 (a)	9,380,000	10,920,665
State of Qatar:
3.4% 4/16/25 (a)	13,960,000	15,236,468
3.75% 4/16/30 (a)	39,960,000	45,324,630
4.4% 4/16/50 (a)	38,725,000	45,985,938
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $183,677,192)		203,711,119

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $30,855,144)	30,900,000	31,885,196

Bank Notes - 0.3%
Discover Bank:
3.2% 8/9/21	$39,891,000	$40,014,842
3.35% 2/6/23	15,572,000	16,297,981
4.682% 8/9/28 (b)	15,090,000	16,054,251
KeyBank NA 6.95% 2/1/28	3,200,000	4,029,792
Regions Bank 6.45% 6/26/37	42,478,000	58,648,582
TOTAL BANK NOTES
(Cost $114,212,825)		135,045,448

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Nova Scotia 4.65% (b)(o)	$6,962,000	$7,022,918
Barclays Bank PLC 7.625% 11/21/22	643,000	703,449
TOTAL PREFERRED SECURITIES
(Cost $7,612,402)		7,726,367
	Shares	Value

Money Market Funds - 10.5%
Fidelity Cash Central Fund 0.03%(p)	3,103,727,429	3,104,348,174
Fidelity Securities Lending Cash Central Fund 0.03%(p)(q)	1,168,621,800	1,168,738,663
TOTAL MONEY MARKET FUNDS
(Cost $4,273,080,623)		4,273,086,837

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.865% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	21,700,000	$1,615,256
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	20,100,000	952,170

TOTAL PUT OPTIONS			2,567,426

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.865% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	21,700,000	19,645
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	20,100,000	286,000

TOTAL CALL OPTIONS			305,645

TOTAL PURCHASED SWAPTIONS
(Cost $2,147,030)			2,873,071
TOTAL INVESTMENT IN SECURITIES - 109.6%
(Cost $43,508,323,858)			44,689,984,130
NET OTHER ASSETS (LIABILITIES) - (9.6)%			(3,920,655,261)
NET ASSETS - 100%			$40,769,328,869

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 6/1/51	$(23,650,000)	$(24,057,868)
2% 6/1/51	(15,800,000)	(16,072,487)
2% 6/1/51	(39,700,000)	(40,384,666)
2% 6/1/51	(95,250,000)	(96,892,682)
2% 6/1/51	(55,550,000)	(56,508,015)
3% 6/1/51	(42,300,000)	(44,131,658)
3.5% 6/1/51	(5,350,000)	(5,627,368)
3.5% 6/1/51	(1,500,000)	(1,577,767)

TOTAL GINNIE MAE		(285,252,511)

Uniform Mortgage Backed Securities
1.5% 6/1/36	(28,300,000)	(28,649,330)
1.5% 6/1/36	(51,600,000)	(52,236,940)
2% 6/1/51	(101,000,000)	(102,047,754)
2% 6/1/51	(97,850,000)	(98,865,076)
2% 6/1/51	(25,000,000)	(25,259,345)
2% 6/1/51	(8,900,000)	(8,992,327)
2% 6/1/51	(97,850,000)	(98,865,076)
2% 6/1/51	(75,750,000)	(76,535,815)
2.5% 6/1/51	(17,100,000)	(17,705,846)
2.5% 6/1/51	(10,200,000)	(10,561,382)
2.5% 6/1/51	(20,600,000)	(21,329,850)
2.5% 6/1/51	(31,000,000)	(32,098,318)
2.5% 6/1/51	(79,450,000)	(82,264,882)
3% 6/1/51	(42,500,000)	(44,385,942)
3% 6/1/51	(43,000,000)	(44,908,129)
3% 6/1/51	(30,550,000)	(31,905,659)
3.5% 6/1/51	(30,900,000)	(32,617,762)
3.5% 6/1/51	(20,450,000)	(21,586,836)
3.5% 6/1/51	(41,300,000)	(43,595,908)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(874,412,177)

TOTAL TBA SALE COMMITMENTS
(Proceeds $1,158,969,047)		$(1,159,664,688)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2026	2/5/26	169,000,000	$(6,751,139)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	30,000,000	(1,153,875)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay semi-annually a fixed rate of 1.57% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2022	2/16/22	84,100,000	(2,578,975)
Option on an interest rate swap with Morgan Stanley Capital Services to pay semi-annually a fixed rate of 2.3725% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2026	5/18/26	30,000,000	(934,626)

TOTAL PUT SWAPTIONS			(11,418,615)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2026	2/5/26	169,000,000	(4,038,676)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	30,000,000	(577,099)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive semi-annually a fixed rate of 1.57% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2022	2/16/22	84,100,000	(1,395,379)
Option on an interest rate swap with Morgan Stanley Capital Services to receive semi-annually a fixed rate of 2.3725% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2026	5/18/26	30,000,000	(1,054,332)

TOTAL CALL SWAPTIONS			(7,065,486)

TOTAL WRITTEN SWAPTIONS			$(18,484,101)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	929	Sept. 2021	$115,058,102	$216,292	$216,292
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,540	Sept. 2021	241,058,125	1,207,922	1,207,922

TOTAL PURCHASED					1,424,214

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,874	Sept. 2021	247,250,875	(502,651)	(502,651)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	3,491	Sept. 2021	770,583,703	(361,406)	(361,406)

TOTAL SOLD					(864,057)

TOTAL FUTURES CONTRACTS					$560,157

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 2.5%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$3,200,000	$(30,633)	$1,210	$(29,423)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	117,200,000	(1,121,944)	(1,583)	(1,123,527)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	43,250,000	(414,028)	(590,766)	(1,004,794)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,090,000	(20,007)	8,134	(11,873)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	13,370,000	(127,990)	(102,182)	(230,172)
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	25,230,000	(209,987)	(31,908)	(241,895)

TOTAL CREDIT DEFAULT SWAPS						$(1,924,589)	$(717,095)	$(2,641,684)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2023	$210,134,000	$272,292	$0	$272,292
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2026	55,136,000	254,640	0	254,640
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2028	45,594,000	151,488	0	151,488
3-month LIBOR(3)	Quarterly	1%	Semi - annual	LCH	Sep. 2031	35,168,000	(41,688)	0	(41,688)
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2051	2,536,000	(23,127)	0	(23,127)

TOTAL INTEREST RATE SWAPS							$613,605	$0	$613,605

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,728,356,807 or 14.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,290,226.

 (f) Security or a portion of the security has been segregated as collateral for open options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $3,409,378.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,205,639.

 (h) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $598,709.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Level 3 security

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (o) Security is perpetual in nature with no stated maturity date.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (q) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,008,017
Fidelity Securities Lending Cash Central Fund	821,453
Total	$1,829,470

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.